Intangible assets, net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived	$ 0	$ 0
Level 3 | Measurement Input, Projected Revenue and Royalty Rates
Finite-Lived Intangible Assets [Line Items]
Intangible asset, measurement input		0.025